UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21853

Northern Lights Variable Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2026

Item 1. Reports to Stockholders.

(a)
TOPS Aggressive ETF Portfolio

(formerly TOPS Aggressive Growth ETF Portfolio)

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,785	$11,790
Jun-2018	$13,193	$13,484
Jun-2019	$13,642	$14,889
Jun-2020	$13,318	$16,006
Jun-2021	$19,067	$22,536
Jun-2022	$16,345	$20,144
Jun-2023	$18,463	$24,091
Jun-2024	$21,184	$30,006
Jun-2025	$23,869	$34,556
Jun-2026	$30,446	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive ETF Portfolio	15.25%	27.55%	9.81%	11.78%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$374,911,127
  Number of Portfolio Holdings14
  Advisory Fee $161,353
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.7%
Money Market Funds	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
97.8%
Money Market Funds
2.6%
Collateral for Securities Loaned
1.8%
Liabilities in Excess of Other Assets
-2.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.8%
Money Market Funds	2.6%
Equity	97.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	17.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Aggressive Growth ETF Portfolio" to "TOPS Aggressive ETF Portfolio."

TOPS Aggressive ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TAG1

TOPS Aggressive ETF Portfolio

(formerly TOPS Aggressive Growth ETF Portfolio)

Class 2

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$25	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,757	$11,790
Jun-2018	$13,124	$13,484
Jun-2019	$13,536	$14,889
Jun-2020	$13,191	$16,006
Jun-2021	$18,823	$22,536
Jun-2022	$16,095	$20,144
Jun-2023	$18,137	$24,091
Jun-2024	$20,763	$30,006
Jun-2025	$23,335	$34,556
Jun-2026	$29,688	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive ETF Portfolio	15.10%	27.23%	9.54%	11.50%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$374,911,127
  Number of Portfolio Holdings14
  Advisory Fee $161,353
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.7%
Money Market Funds	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.8%
Money Market Funds	2.6%
Equity	97.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	17.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Aggressive Growth ETF Portfolio" to "TOPS Aggressive ETF Portfolio."

TOPS Aggressive ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TAG2

TOPS Aggressive ETF Portfolio

(formerly TOPS Aggressive Growth ETF Portfolio)

Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Aggressive ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,727	$10,139
Jun-2017	$11,325	$11,954
Jun-2018	$12,549	$13,672
Jun-2019	$12,882	$15,096
Jun-2020	$12,517	$16,229
Jun-2021	$17,829	$22,850
Jun-2022	$15,203	$20,424
Jun-2023	$17,097	$24,426
Jun-2024	$19,519	$30,424
Jun-2025	$21,879	$35,037
Jun-2026	$27,766	$42,859

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Aggressive ETF Portfolio	14.95%	26.91%	9.26%	11.06%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$374,911,127
  Number of Portfolio Holdings14
  Advisory Fee $161,353
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.7%
Money Market Funds	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.8%
Money Market Funds	2.6%
Equity	97.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	17.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Aggressive Growth ETF Portfolio" to "TOPS Aggressive ETF Portfolio."

TOPS Aggressive ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TAGI

TOPS Aggressive ETF Portfolio

(formerly TOPS Aggressive Growth ETF Portfolio)

Service Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Aggressive ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$9,959	$10,024
Jun-2020	$9,704	$10,777
Jun-2021	$13,848	$15,173
Jun-2022	$11,841	$13,562
Jun-2023	$13,343	$16,220
Jun-2024	$15,275	$20,203
Jun-2025	$17,167	$23,266
Jun-2026	$21,841	$28,460

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Aggressive ETF Portfolio	15.10%	27.23%	9.54%	11.52%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$374,911,127
  Number of Portfolio Holdings14
  Advisory Fee $161,353
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.7%
Money Market Funds	4.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.8%
Money Market Funds	2.6%
Equity	97.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	25.0%
Vanguard FTSE Developed Markets ETF	17.9%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	14.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	9.0%
Vanguard FTSE Emerging Markets ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
State Street SPDR Portfolio S&P 500 Growth ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Aggressive Growth ETF Portfolio" to "TOPS Aggressive ETF Portfolio."

TOPS Aggressive ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TAGS

TOPS Balanced ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,837	$11,790
Jun-2018	$11,404	$13,484
Jun-2019	$11,980	$14,889
Jun-2020	$12,126	$16,006
Jun-2021	$14,703	$22,536
Jun-2022	$13,274	$20,144
Jun-2023	$14,208	$24,091
Jun-2024	$15,511	$30,006
Jun-2025	$17,030	$34,556
Jun-2026	$19,562	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	7.75%	14.87%	5.88%	6.94%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$168,205,469
  Number of Portfolio Holdings24
  Advisory Fee $79,688
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.9%
Money Market Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
50.1%
Fixed Income
47.9%
Money Market Funds
2.3%
Collateral for Securities Loaned
1.9%
Liabilities in Excess of Other Assets
-2.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.9%
Money Market Funds	2.3%
Fixed Income	47.9%
Equity	50.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard S&P 500 ETF	9.1%
Vanguard FTSE Developed Markets ETF	9.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
Vanguard Short-Term Treasury ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Balanced ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TB1

TOPS Balanced ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,809	$11,790
Jun-2018	$11,348	$13,484
Jun-2019	$11,885	$14,889
Jun-2020	$12,005	$16,006
Jun-2021	$14,516	$22,536
Jun-2022	$13,070	$20,144
Jun-2023	$13,959	$24,091
Jun-2024	$15,202	$30,006
Jun-2025	$16,650	$34,556
Jun-2026	$19,084	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	7.67%	14.62%	5.62%	6.68%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$168,205,469
  Number of Portfolio Holdings24
  Advisory Fee $79,688
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.9%
Money Market Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.9%
Money Market Funds	2.3%
Fixed Income	47.9%
Equity	50.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard S&P 500 ETF	9.1%
Vanguard FTSE Developed Markets ETF	9.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
Vanguard Short-Term Treasury ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Balanced ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TB2

TOPS Balanced ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Balanced ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,090	$10,024
Jun-2020	$10,193	$10,777
Jun-2021	$12,325	$15,173
Jun-2022	$11,088	$13,562
Jun-2023	$11,834	$16,220
Jun-2024	$12,880	$20,203
Jun-2025	$14,100	$23,266
Jun-2026	$16,157	$28,460

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Balanced ETF Portfolio	7.63%	14.59%	5.56%	6.92%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$168,205,469
  Number of Portfolio Holdings24
  Advisory Fee $79,688
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.9%
Money Market Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.9%
Money Market Funds	2.3%
Fixed Income	47.9%
Equity	50.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard S&P 500 ETF	9.1%
Vanguard FTSE Developed Markets ETF	9.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
Vanguard Short-Term Treasury ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Balanced ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TBS

TOPS Balanced ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Balanced ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,079	$10,139
Jun-2017	$10,855	$11,954
Jun-2018	$11,357	$13,672
Jun-2019	$11,869	$15,096
Jun-2020	$11,953	$16,229
Jun-2021	$14,424	$22,850
Jun-2022	$12,952	$20,424
Jun-2023	$13,798	$24,426
Jun-2024	$14,982	$30,424
Jun-2025	$16,372	$35,037
Jun-2026	$18,720	$42,859

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Balanced ETF Portfolio	7.48%	14.34%	5.35%	6.39%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$168,205,469
  Number of Portfolio Holdings24
  Advisory Fee $79,688
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	95.9%
Money Market Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Collateral for Securities Loaned	1.9%
Money Market Funds	2.3%
Fixed Income	47.9%
Equity	50.1%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	12.0%
Vanguard S&P 500 ETF	9.1%
Vanguard FTSE Developed Markets ETF	9.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
State Street SPDR Portfolio S&P 500 Value ETF	7.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
Vanguard Short-Term Treasury ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Balanced ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TBI

TOPS Conservative ETF Portfolio

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,533	$11,790
Jun-2018	$10,920	$13,484
Jun-2019	$11,489	$14,889
Jun-2020	$11,823	$16,006
Jun-2021	$13,378	$22,536
Jun-2022	$12,403	$20,144
Jun-2023	$13,042	$24,091
Jun-2024	$14,068	$30,006
Jun-2025	$15,270	$34,556
Jun-2026	$16,838	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	5.09%	10.27%	4.71%	5.35%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$51,688,982
  Number of Portfolio Holdings24
  Advisory Fee $24,696
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
67.9%
Equity
30.2%
Money Market Funds
2.0%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Equity	30.2%
Fixed Income	67.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	15.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard S&P 500 ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Conservative ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TC1

TOPS Conservative ETF Portfolio

Class 2

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,508	$11,790
Jun-2018	$10,866	$13,484
Jun-2019	$11,406	$14,889
Jun-2020	$11,706	$16,006
Jun-2021	$13,219	$22,536
Jun-2022	$12,215	$20,144
Jun-2023	$12,816	$24,091
Jun-2024	$13,786	$30,006
Jun-2025	$14,938	$34,556
Jun-2026	$16,426	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	4.93%	9.96%	4.44%	5.09%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$51,688,982
  Number of Portfolio Holdings24
  Advisory Fee $24,696
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Equity	30.2%
Fixed Income	67.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	15.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard S&P 500 ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Conservative ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TC2

TOPS Conservative ETF Portfolio

Service Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Conservative ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,126	$10,024
Jun-2020	$10,391	$10,777
Jun-2021	$11,734	$15,173
Jun-2022	$10,842	$13,562
Jun-2023	$11,376	$16,220
Jun-2024	$12,237	$20,203
Jun-2025	$13,259	$23,266
Jun-2026	$14,580	$28,460

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Conservative ETF Portfolio	4.93%	9.96%	4.44%	5.40%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$51,688,982
  Number of Portfolio Holdings24
  Advisory Fee $24,696
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Equity	30.2%
Fixed Income	67.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	15.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard S&P 500 ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Conservative ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TCS

TOPS Conservative ETF Portfolio

Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Conservative ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Conservative ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$10,108	$10,139
Jun-2017	$10,609	$11,954
Jun-2018	$10,959	$13,672
Jun-2019	$11,485	$15,096
Jun-2020	$11,754	$16,229
Jun-2021	$13,251	$22,850
Jun-2022	$12,220	$20,424
Jun-2023	$12,780	$24,426
Jun-2024	$13,724	$30,424
Jun-2025	$14,829	$35,037
Jun-2026	$16,261	$42,859

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Conservative ETF Portfolio	4.87%	9.66%	4.18%	4.87%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$51,688,982
  Number of Portfolio Holdings24
  Advisory Fee $24,696
  Portfolio Turnover11%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.0%
Money Market Funds	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.0%
Equity	30.2%
Fixed Income	67.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	16.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	15.0%
Vanguard Short-Term Treasury ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.0%
Vanguard S&P 500 ETF	6.1%
Vanguard FTSE Developed Markets ETF	6.0%
Vanguard Intermediate-Term Treasury ETF	6.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.0%
JP Morgan Ultra-Short Income ETF	4.0%
State Street SPDR Portfolio S&P 500 Value ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

TOPS Conservative ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TCI

TOPS Moderately Aggressive ETF Portfolio

(formerly TOPS Growth ETF Portfolio)

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,529	$11,790
Jun-2018	$12,708	$13,484
Jun-2019	$13,211	$14,889
Jun-2020	$13,024	$16,006
Jun-2021	$17,810	$22,536
Jun-2022	$15,448	$20,144
Jun-2023	$17,271	$24,091
Jun-2024	$19,625	$30,006
Jun-2025	$22,060	$34,556
Jun-2026	$27,340	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderately Aggressive ETF Portfolio	12.96%	23.94%	8.95%	10.58%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$394,403,316
  Number of Portfolio Holdings21
  Advisory Fee $174,734
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Money Market Funds	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
85.0%
Fixed Income
12.9%
Money Market Funds
2.4%
Collateral for Securities Loaned
0.4%
Liabilities in Excess of Other Assets
-0.7%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.7%
Collateral for Securities Loaned	0.4%
Money Market Funds	2.4%
Fixed Income	12.9%
Equity	85.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.1%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Growth ETF Portfolio" to "TOPS Moderately Aggressive ETF Portfolio."

TOPS Moderately Aggressive ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TG1

TOPS Moderately Aggressive ETF Portfolio

(formerly TOPS Growth ETF Portfolio)

Class 2

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Moderately Aggressive ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,499	$11,790
Jun-2018	$12,641	$13,484
Jun-2019	$13,113	$14,889
Jun-2020	$12,890	$16,006
Jun-2021	$17,582	$22,536
Jun-2022	$15,216	$20,144
Jun-2023	$16,975	$24,091
Jun-2024	$19,234	$30,006
Jun-2025	$21,565	$34,556
Jun-2026	$26,664	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderately Aggressive ETF Portfolio	12.85%	23.64%	8.68%	10.30%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$394,403,316
  Number of Portfolio Holdings21
  Advisory Fee $174,734
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Money Market Funds	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.7%
Collateral for Securities Loaned	0.4%
Money Market Funds	2.4%
Fixed Income	12.9%
Equity	85.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.1%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Growth ETF Portfolio" to "TOPS Moderately Aggressive ETF Portfolio."

TOPS Moderately Aggressive ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TG2

TOPS Moderately Aggressive ETF Portfolio

(formerly TOPS Growth ETF Portfolio)

Service Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Moderately Aggressive ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,013	$10,024
Jun-2020	$9,845	$10,777
Jun-2021	$13,429	$15,173
Jun-2022	$11,621	$13,562
Jun-2023	$12,965	$16,220
Jun-2024	$14,690	$20,203
Jun-2025	$16,471	$23,266
Jun-2026	$20,365	$28,460

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Moderately Aggressive ETF Portfolio	12.85%	23.64%	8.68%	10.43%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$394,403,316
  Number of Portfolio Holdings21
  Advisory Fee $174,734
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Money Market Funds	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.7%
Collateral for Securities Loaned	0.4%
Money Market Funds	2.4%
Fixed Income	12.9%
Equity	85.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.1%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Growth ETF Portfolio" to "TOPS Moderately Aggressive ETF Portfolio."

TOPS Moderately Aggressive ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TGS

TOPS Moderately Aggressive ETF Portfolio

(formerly TOPS Growth ETF Portfolio)

Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderately Aggressive ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$37	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Moderately Aggressive ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,800	$10,139
Jun-2017	$11,169	$11,954
Jun-2018	$12,191	$13,672
Jun-2019	$12,610	$15,096
Jun-2020	$12,371	$16,229
Jun-2021	$16,819	$22,850
Jun-2022	$14,527	$20,424
Jun-2023	$16,161	$24,426
Jun-2024	$18,266	$30,424
Jun-2025	$20,437	$35,037
Jun-2026	$25,192	$42,859

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderately Aggressive ETF Portfolio	12.67%	23.26%	8.42%	9.90%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$394,403,316
  Number of Portfolio Holdings21
  Advisory Fee $174,734
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.2%
Money Market Funds	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.7%
Collateral for Securities Loaned	0.4%
Money Market Funds	2.4%
Fixed Income	12.9%
Equity	85.0%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	21.1%
Vanguard FTSE Developed Markets ETF	17.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	11.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	6.0%
State Street SPDR Portfolio S&P 500 Growth ETF	5.0%
State Street SPDR Portfolio S&P 500 Value ETF	5.0%
iShares MSCI Emerging Markets ex China ETF	4.0%
Vanguard FTSE Emerging Markets ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Growth ETF Portfolio" to "TOPS Moderately Aggressive ETF Portfolio."

TOPS Moderately Aggressive ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TGI

TOPS Moderate ETF Portfolio

(formerly TOPS Moderate Growth ETF Portfolio)

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,163	$11,790
Jun-2018	$12,036	$13,484
Jun-2019	$12,595	$14,889
Jun-2020	$12,679	$16,006
Jun-2021	$16,230	$22,536
Jun-2022	$14,397	$20,144
Jun-2023	$15,710	$24,091
Jun-2024	$17,479	$30,006
Jun-2025	$19,431	$34,556
Jun-2026	$23,017	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderate ETF Portfolio	9.72%	18.45%	7.24%	8.69%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$290,745,132
  Number of Portfolio Holdings23
  Advisory Fee $130,676
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
65.3%
Fixed Income
32.8%
Collateral for Securities Loaned
5.8%
Money Market Funds
2.3%
Liabilities in Excess of Other Assets
-6.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.2%
Money Market Funds	2.3%
Collateral for Securities Loaned	5.8%
Fixed Income	32.8%
Equity	65.3%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.1%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Moderate Growth ETF Portfolio" to "TOPS Moderate ETF Portfolio."

TOPS Moderate ETF Portfolio - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMG1

TOPS Moderate ETF Portfolio

(formerly TOPS Moderate Growth ETF Portfolio)

Class 2

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Moderate ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$11,142	$11,790
Jun-2018	$11,974	$13,484
Jun-2019	$12,501	$14,889
Jun-2020	$12,555	$16,006
Jun-2021	$16,038	$22,536
Jun-2022	$14,185	$20,144
Jun-2023	$15,449	$24,091
Jun-2024	$17,139	$30,006
Jun-2025	$19,012	$34,556
Jun-2026	$22,455	$42,271

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderate ETF Portfolio	9.61%	18.11%	6.96%	8.43%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$290,745,132
  Number of Portfolio Holdings23
  Advisory Fee $130,676
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.2%
Money Market Funds	2.3%
Collateral for Securities Loaned	5.8%
Fixed Income	32.8%
Equity	65.3%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.1%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Moderate Growth ETF Portfolio" to "TOPS Moderate ETF Portfolio."

TOPS Moderate ETF Portfolio - Class 2

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMG2

TOPS Moderate ETF Portfolio

(formerly TOPS Moderate Growth ETF Portfolio)

Service Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Moderate ETF Portfolio	S&P 500® Index
Apr-2019	$10,000	$10,000
Jun-2019	$10,058	$10,024
Jun-2020	$10,094	$10,777
Jun-2021	$12,885	$15,173
Jun-2022	$11,387	$13,562
Jun-2023	$12,395	$16,220
Jun-2024	$13,748	$20,203
Jun-2025	$15,237	$23,266
Jun-2026	$17,996	$28,460

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	Since Inception (April 30, 2019)
TOPS Moderate ETF Portfolio	9.57%	18.11%	6.91%	8.54%
S&P 500® Index	10.21%	22.32%	13.41%	15.71%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$290,745,132
  Number of Portfolio Holdings23
  Advisory Fee $130,676
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.2%
Money Market Funds	2.3%
Collateral for Securities Loaned	5.8%
Fixed Income	32.8%
Equity	65.3%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.1%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Moderate Growth ETF Portfolio" to "TOPS Moderate ETF Portfolio."

TOPS Moderate ETF Portfolio - Service Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMGS

TOPS Moderate ETF Portfolio

(formerly TOPS Moderate Growth ETF Portfolio)

Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about TOPS Moderate ETF Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Table Summary
	TOPS Moderate ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,938	$10,139
Jun-2017	$10,971	$11,954
Jun-2018	$11,720	$13,672
Jun-2019	$12,262	$15,096
Jun-2020	$12,289	$16,229
Jun-2021	$15,645	$22,850
Jun-2022	$13,809	$20,424
Jun-2023	$14,999	$24,426
Jun-2024	$16,607	$30,424
Jun-2025	$18,365	$35,037
Jun-2026	$21,647	$42,859

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Moderate ETF Portfolio	9.52%	17.87%	6.71%	8.10%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-855-572-5945.

Fund Statistics

  Net Assets$290,745,132
  Number of Portfolio Holdings23
  Advisory Fee $130,676
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	92.3%
Money Market Funds	7.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-6.2%
Money Market Funds	2.3%
Collateral for Securities Loaned	5.8%
Fixed Income	32.8%
Equity	65.3%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.1%
Vanguard FTSE Developed Markets ETF	13.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	9.0%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	8.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.0%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.0%
FlexShares Global Upstream Natural Resources Index Fund	4.0%
iShares Global REIT ETF	3.9%

Material Fund Changes

Effective May 1, 2026, the name of the Fund changed from "TOPS Moderate Growth ETF Portfolio" to "TOPS Moderate ETF Portfolio."

TOPS Moderate ETF Portfolio - Investor Class

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://topsfunds.com/tops-portfolios/vit/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-TMGI

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Included Long Form Financial Statements

Semi-Annual Financial Statements and Additional

Information

June 30, 2026

TOPS® Aggressive ETF Portfolio
(formerly, TOPS® Aggressive Growth ETF Portfolio)

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Moderate ETF Portfolio
(formerly, TOPS® Moderate Growth ETF Portfolio)

TOPS® Moderately Aggressive ETF Portfolio
(formerly, TOPS® Growth ETF Portfolio)

Each a series of the Northern Lights Variable Trust

Distributed by Northern Lights Distributors, LLC

Member FINRA

TOPS AGGRESSIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	EQUITY - 97.8%
302,477	FlexShares Global Upstream Natural Resources Index Fund(a)	$14,906,067
530,082	iShares Global REIT ETF	14,640,865
184,986	iShares MSCI Emerging Markets ex China ETF	18,924,068
125,875	iShares MSCI USA Small-Cap Multifactor ETF	11,220,498
776,479	State Street SPDR Portfolio S&P 400 Mid Cap ETF(a)	52,458,921
126,630	State Street SPDR Portfolio S&P 500 Growth ETF	15,067,704
244,577	State Street SPDR Portfolio S&P 500 Value ETF	14,867,836
584,178	State Street SPDR Portfolio S&P 600 Small Cap ETF	33,689,545
943,539	Vanguard FTSE Developed Markets ETF	67,227,154
376,856	Vanguard FTSE Emerging Markets ETF(a)	22,494,535
136,472	Vanguard S&P 500 ETF	93,730,333
153,740	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	7,560,933
	TOTAL EXCHANGE-TRADED FUNDS (Cost $267,892,483)	366,788,459

	SHORT-TERM INVESTMENTS — 4.4%
	COLLATERAL FOR SECURITIES LOANED - 1.8%
6,686,961	Federated Hermes Government Obligations Fund, Institutional Class, 3.56% (Cost $6,686,961)(b)	6,686,961

	MONEY MARKET FUNDS - 2.6%
9,653,356	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $9,653,356)(b)	9,653,356

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,340,317)	16,340,317

	TOTAL INVESTMENTS - 102.2% (Cost $284,232,800)	$383,128,776
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%	(8,217,649)
	NET ASSETS - 100.0%	$374,911,127

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $16,388,768 at June 30, 2026. The loaned securities were secured with cash collateral of $6,686,961 and non-cash collateral of $10,059,787. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 50.1%
102,513	FlexShares Global Upstream Natural Resources Index Fund	$5,051,841
239,522	iShares Global REIT ETF	6,615,598
33,433	iShares MSCI Emerging Markets ex China ETF	3,420,196
18,961	iShares MSCI USA Small-Cap Multifactor ETF	1,690,184
125,316	State Street SPDR Portfolio S&P 400 Mid Cap ETF	8,466,349
28,609	State Street SPDR Portfolio S&P 500 Growth ETF	3,404,185
193,414	State Street SPDR Portfolio S&P 500 Value ETF	11,757,637
117,325	State Street SPDR Portfolio S&P 600 Small Cap ETF	6,766,133
213,180	Vanguard FTSE Developed Markets ETF	15,189,074
85,150	Vanguard FTSE Emerging Markets ETF	5,082,604
22,200	Vanguard S&P 500 ETF	15,247,181
34,737	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,708,366
		84,399,348
	FIXED INCOME - 47.9%
71,894	iShares BB Rated Corporate Bond ETF, USD Class(a)	3,362,482
122,512	iShares iBoxx $ Investment Grade Corporate Bond ETF	13,362,384
503,486	State Street SPDR Portfolio Short Term Corporate Bond ETF	15,109,615
196,948	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,033,991
141,960	Vanguard Intermediate-Term Treasury ETF	8,372,801
71,472	Vanguard Mortgage-Backed Securities ETF	3,345,604
400,867	Vanguard Short-Term Inflation-Protected Securities ETF	20,135,550
115,477	Vanguard Short-Term Treasury ETF(a)	6,720,761
34,808	Vanguard Total International Bond ETF	1,685,751
91,990	Xtrackers USD High Yield Corporate Bond ETF(a)	3,359,475
		80,488,414

	TOTAL EXCHANGE-TRADED FUNDS (Cost $140,942,419)	164,887,762

	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED - 1.9%
3,152,711	Federated Hermes Government Obligations Fund, Institutional Class, 3.56% (Cost $3,152,711)(b)	3,152,711

See accompanying notes to financial statements.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 4.2% (Continued)
	MONEY MARKET FUNDS - 2.3%
3,893,821	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $3,893,821)(b)	$3,893,821

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,046,532)	7,046,532

	TOTAL INVESTMENTS - 102.2% (Cost $147,988,951)	$171,934,294
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%	(3,728,825)
	NET ASSETS - 100.0%	$168,205,469

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $5,767,922 at June 30, 2026. The loaned securities were secured with cash collateral of $3,152,711 and non-cash collateral of $2,775,883. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 30.2%
21,043	FlexShares Global Upstream Natural Resources Index Fund	$1,036,999
18,438	iShares Global REIT ETF	509,258
5,146	iShares MSCI Emerging Markets ex China ETF	526,436
5,839	iShares MSCI USA Small-Cap Multifactor ETF	520,488
30,870	State Street SPDR Portfolio S&P 400 Mid Cap ETF(a)	2,085,577
8,748	State Street SPDR Portfolio S&P 500 Growth ETF	1,040,925
34,030	State Street SPDR Portfolio S&P 500 Value ETF	2,068,684
9,032	State Street SPDR Portfolio S&P 600 Small Cap ETF	520,875
43,762	Vanguard FTSE Developed Markets ETF	3,118,043
8,654	Vanguard FTSE Emerging Markets ETF	516,557
4,558	Vanguard S&P 500 ETF	3,130,480
10,696	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	526,029
		15,600,351
	FIXED INCOME - 67.9%
22,162	iShares BB Rated Corporate Bond ETF, USD Class	1,036,517
33,008	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,600,183
41,002	JP Morgan Ultra-Short Income ETF	2,073,471
258,381	State Street SPDR Portfolio Short Term Corporate Bond ETF	7,754,014
40,129	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,025,697
52,454	Vanguard Intermediate-Term Treasury ETF	3,093,737
22,108	Vanguard Mortgage-Backed Securities ETF	1,034,875
164,643	Vanguard Short-Term Inflation-Protected Securities ETF	8,270,017
71,158	Vanguard Short-Term Treasury ETF	4,141,396
42,645	Vanguard Total International Bond ETF	2,065,297
28,353	Xtrackers USD High Yield Corporate Bond ETF	1,035,452
		35,130,656

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,870,344)	50,731,007

See accompanying notes to financial statements.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
1,015,132	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $1,015,132)(b)	$1,015,132

	TOTAL INVESTMENTS - 100.1% (Cost $47,885,476)	$51,746,139
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(57,157)
	NET ASSETS - 100.0%	$51,688,982

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,027,436 at June 30, 2026. The loaned securities were secured with non-cash collateral of $1,050,246. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

TOPS MODERATELY AGGRESSIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 85.0%
318,986	FlexShares Global Upstream Natural Resources Index Fund	$15,719,630
558,968	iShares Global REIT ETF	15,438,696
156,059	iShares MSCI Emerging Markets ex China ETF	15,964,836
88,501	iShares MSCI USA Small-Cap Multifactor ETF	7,888,979
643,416	State Street SPDR Portfolio S&P 400 Mid Cap ETF(a)	43,469,185
166,928	State Street SPDR Portfolio S&P 500 Growth ETF	19,862,763
322,415	State Street SPDR Portfolio S&P 500 Value ETF	19,599,608
410,712	State Street SPDR Portfolio S&P 600 Small Cap ETF	23,685,761
939,766	Vanguard FTSE Developed Markets ETF	66,958,327
264,950	Vanguard FTSE Emerging Markets ETF	15,814,866
120,892	Vanguard S&P 500 ETF	83,029,834
162,149	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	7,974,488
		335,406,973
	FIXED INCOME - 12.9%
83,834	iShares BB Rated Corporate Bond ETF, USD Class	3,920,916
71,478	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,796,105
306,108	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	7,824,120
132,518	Vanguard Intermediate-Term Treasury ETF(a)	7,815,912
83,398	Vanguard Mortgage-Backed Securities ETF(a)	3,903,860
233,881	Vanguard Short-Term Inflation-Protected Securities ETF	11,747,844
214,712	Xtrackers USD High Yield Corporate Bond ETF(a)	7,841,282
		50,850,039

	TOTAL EXCHANGE-TRADED FUNDS (Cost $290,721,424)	386,257,012

	SHORT-TERM INVESTMENTS — 2.8%
	COLLATERAL FOR SECURITIES LOANED - 0.4%
1,453,566	Federated Hermes Government Obligations Fund, Institutional Class, 3.56% (Cost $1,453,566)(b)	1,453,566

See accompanying notes to financial statements.

TOPS MODERATELY AGGRESSIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.8% (Continued)
	MONEY MARKET FUNDS - 2.4%
9,495,575	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $9,495,575)(b)	$9,495,575

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,949,141)	10,949,141

	TOTAL INVESTMENTS - 100.7% (Cost $301,670,565)	$397,206,153
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(2,802,837)
	NET ASSETS - 100.0%	$394,403,316

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $23,720,419 at June 30, 2026. The loaned securities were secured with cash collateral of $1,453,566 and non-cash collateral of $22,841,587. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

TOPS MODERATE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 65.3%
235,840	FlexShares Global Upstream Natural Resources Index Fund(a)	$11,622,195
413,342	iShares Global REIT ETF	11,416,506
57,691	iShares MSCI Emerging Markets ex China ETF	5,901,789
65,432	iShares MSCI USA Small-Cap Multifactor ETF(a)	5,832,608
345,958	State Street SPDR Portfolio S&P 400 Mid Cap ETF(a)	23,372,923
49,365	State Street SPDR Portfolio S&P 500 Growth ETF	5,873,941
143,023	State Street SPDR Portfolio S&P 500 Value ETF	8,694,368
202,424	State Street SPDR Portfolio S&P 600 Small Cap ETF	11,673,792
531,325	Vanguard FTSE Developed Markets ETF	37,856,907
195,892	Vanguard FTSE Emerging Markets ETF(a)	11,692,793
76,614	Vanguard S&P 500 ETF	52,619,262
59,942	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,947,948
		189,505,032
	FIXED INCOME - 32.8%
123,963	iShares BB Rated Corporate Bond ETF, USD Class	5,797,750
132,117	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	14,410,001
868,728	State Street SPDR Portfolio Short Term Corporate Bond ETF(a)	26,070,526
226,340	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,785,250
146,963	Vanguard Intermediate-Term Treasury ETF(a)	8,667,878
123,318	Vanguard Mortgage-Backed Securities ETF(a)	5,772,516
345,833	Vanguard Short-Term Inflation-Protected Securities ETF	17,371,192
59,741	Vanguard Total International Bond ETF	2,893,257
238,116	Xtrackers USD High Yield Corporate Bond ETF(a)	8,695,996
		95,464,366

	TOTAL EXCHANGE-TRADED FUNDS (Cost $231,056,009)	284,969,398

	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITIES LOANED - 5.8%
17,116,904	Federated Hermes Government Obligations Fund, Institutional Class, 3.56% (Cost $17,116,904)(b)	17,116,904

See accompanying notes to financial statements.

TOPS MODERATE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.1% (Continued)
	MONEY MARKET FUNDS - 2.3%
6,564,261	Invesco Government & Agency Portfolio, Institutional Class, 3.56% (Cost $6,564,261)(b)	$6,564,261

	TOTAL SHORT-TERM INVESTMENTS (Cost $23,681,165)	23,681,165

	TOTAL INVESTMENTS - 106.2% (Cost $254,737,174)	$308,650,563
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.2)%	(17,905,431)
	NET ASSETS - 100.0%	$290,745,132

ETF	- Exchange-Traded Fund

FTSE	- Financial Times Stock Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $37,806,685 at June 30, 2026. The loaned securities were secured with cash collateral of $17,116,904 and non-cash collateral of $21,598,158. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Assets and Liabilities (Unaudited)
June 30, 2026

	Aggressive		Balanced	Conservative		Moderately		Moderate
	ETF		ETF	ETF		Aggressive		ETF
Assets:	Portfolio		Portfolio	Portfolio		ETF Portfolio		Portfolio
Investments in securities, at cost	$284,232,800		$147,988,951	$47,885,476		$301,670,565		$254,737,174
Investments in securities, at value (Securities on loan $16,388,768, $5,767,922, $1,027,436, $23,720,419, and $37,806,685 respectively)	$383,128,776		$171,934,294	$51,746,139		$397,206,153		$308,650,563
Receivable for Portfolio shares sold	794,731		32,027	7,005		488,022		69,851
Interest and dividends receivable	22,611		9,943	2,839		23,732		17,512
Receivable for securities sold	—		—	17,071		—		—
Other Assets	—		6,950	—		—		—
Total Assets	383,946,118		171,983,214	51,773,054		397,717,907		308,737,926

Liabilities:
Collateral on securities loaned	6,686,961		3,152,711	—		1,453,566		17,116,904
Payable for securities purchased	2,216,653		550,510	—		1,645,110		761,386
Accrued investment advisory fees	29,159		12,923	4,091		30,932		22,903
Accrued distribution (12b-1) fees	45,331		34,442	6,398		75,742		72,508
Payable for Portfolio shares redeemed	6,983		13,993	70,223		87,236		14,390
Payable to related parties and administrative service fees	49,904		13,166	3,360		22,005		4,703
Total Liabilities	9,034,991		3,777,745	84,072		3,314,591		17,992,794
Net Assets	$374,911,127		$168,205,469	$51,688,982		$394,403,316		$290,745,132

Components of Net Assets:
Paid-in capital	$262,063,055		$134,717,969	$44,929,814		$282,729,663		$222,669,072
Accumulated earnings	112,848,072		33,487,500	6,759,168		111,673,653		68,076,060
Net Assets	$374,911,127		$168,205,469	$51,688,982		$394,403,316		$290,745,132

Class 1 Shares:
Net assets	$8,074,452		$6,040,044	$14,970,240		$24,962,147		$20,652,439
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	288,007		350,117	1,036,146		948,034		1,102,576

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$28.04		$17.25	$14.45		$26.33		$18.73

Class 2 Shares:
Net assets	$358,478,768		$149,957,813	$29,856,908		$362,638,139		$223,891,410
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,031,090		9,135,117	2,095,856		14,188,787		12,577,419

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$27.51		$16.42	$14.25		$25.56		$17.80

Investor Class Shares:
Net assets	$8,357,875		$8,692,130	$6,861,817		$6,803,000		$29,520,292
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	281,600		495,863	468,864		241,373		1,491,889

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$29.68		$17.53	$14.63		$28.18		$19.79

Service Class Shares:
Net assets	$32		$3,515,482	$17		$30		$16,680,991
Total shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		214,770	1		1		939,623

Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$27.51	(a)	$16.37	$14.25	(a)	$25.56	(a)	$17.75

(a)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2026

	Aggressive	Balanced	Conservative	Moderately	Moderate
	ETF	ETF	ETF	Aggressive	ETF
	Portfolio	Portfolio	Portfolio	ETF Portfolio	Portfolio
Investment Income:
Dividend income	$2,146,609	$1,653,679	$560,358	$2,788,647	$2,567,792
Interest income	120,816	59,322	18,571	131,216	98,267
Securities lending income	15,656	59,577	21,301	50,308	68,564
Total Investment Income	2,283,081	1,772,578	600,230	2,970,171	2,734,623

Expenses:
Investment advisory fees	161,353	79,688	24,696	174,734	130,676
Distribution fees (12b-1)
Class 2 Shares	384,844	177,051	34,774	400,274	254,047
Investor Shares	18,879	20,997	16,281	16,183	58,334
Shareholder service fees	—	4,915	—	—	23,892
Related parties and administrative service fees	150,289	76,790	28,106	162,477	122,826
Miscellaneous fees and expenses	16,135	7,969	2,470	17,473	13,067
Total Expenses	731,500	367,410	106,327	771,141	602,842
Net Investment Income	1,551,581	1,405,168	493,903	2,199,030	2,131,781

Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	5,145,897	3,226,252	939,023	5,762,232	5,249,214
Net change in unrealized appreciation on:
Investments	39,317,287	7,157,700	983,376	34,664,968	16,657,327
Net Realized and Unrealized Gain on Investments	44,463,184	10,383,952	1,922,399	40,427,200	21,906,541
Net Increase in Net Assets Resulting from Operations	$46,014,765	$11,789,120	$2,416,302	$42,626,230	$24,038,322

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets

	Aggressive ETF Portfolio		Balanced ETF Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$1,551,581	$4,227,711	$1,405,168	$3,998,297
Net realized gain on investments	5,145,897	3,703,903	3,226,252	1,750,251
Net change in unrealized appreciation on investments	39,317,287	33,870,494	7,157,700	10,671,378
Net increase in net assets resulting from operations	46,014,765	41,802,108	11,789,120	16,419,926

From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(163,465)	—	(201,286)
Class 2	—	(6,679,891)	—	(4,223,274)
Investor Class	—	(146,750)	—	(232,677)
Service Class	—	—	—	(97,690)
Total distributions to shareholders	—	(6,990,106)	—	(4,754,927)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	944,613	1,579,422	34,826	2,701,926
Class 2	49,564,325	49,509,455	11,433,502	21,474,851
Investor Class	564,529	1,079,419	256,057	743,369
Service Class	—	—	209,671	605,535
Reinvestment of distributions
Class 1	—	163,466	—	201,286
Class 2	—	6,679,889	—	4,223,274
Investor Class	—	146,750	—	232,677
Service Class	—	1	—	97,689
Cost of shares redeemed
Class 1	(264,452)	(819,144)	(643,651)	(3,717,160)
Class 2	(4,341,745)	(8,604,442)	(7,110,443)	(5,743,162)
Investor Class	(280,380)	(1,125,630)	(346,180)	(1,162,117)
Service Class	—	—	(37,453)	(168,679)
Net increase in net assets from share transactions of beneficial interest	46,186,890	48,609,186	3,796,329	19,489,489
Total Increase In Net Assets	92,201,655	83,421,188	15,585,449	31,154,488

Net Assets:
Beginning of period/year	282,709,472	199,288,284	152,620,020	121,465,532
End of period/year	$374,911,127	$282,709,472	$168,205,469	$152,620,020

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Aggressive ETF Portfolio		Balanced ETF Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
SHARE ACTIVITY	(Unaudited)		(Unaudited)
Class 1
Shares Sold	36,518	69,314	2,058	176,161
Shares Reinvested	—	6,880	—	12,756
Shares Redeemed	(10,112)	(37,130)	(38,897)	(242,460)
Net increase (decrease) in shares of beneficial interest outstanding	26,406	39,064	(36,839)	(53,543)

Class 2
Shares Sold	1,931,501	2,228,396	723,335	1,456,039
Shares Reinvested	—	286,077	—	280,803
Shares Redeemed	(167,135)	(383,929)	(450,396)	(390,527)
Net increase in shares of beneficial interest outstanding	1,764,366	2,130,544	272,939	1,346,315

Investor Class
Shares Sold	19,962	45,779	15,385	47,687
Shares Reinvested	—	5,816	—	14,470
Shares Redeemed	(10,137)	(47,998)	(20,583)	(75,718)
Net increase (decrease) in shares of beneficial interest outstanding	9,825	3,597	(5,198)	(13,561)

Service Class
Shares Sold	—	—	13,208	41,438
Shares Reinvested	—	0 (a)	—	6,513
Shares Redeemed	—	—	(2,354)	(12,038)
Net increase in shares of beneficial interest outstanding	—	0 (a)	10,854	35,913

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Moderately Aggressive ETF Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$493,903	$1,419,497	$2,199,030	$5,664,734
Net realized gain on investments	939,023	390,119	5,762,232	3,374,027
Net change in unrealized appreciation on investments	983,376	2,330,119	34,664,968	35,149,023
Net increase in net assets resulting from operations	2,416,302	4,139,735	42,626,230	44,187,784

From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(481,146)	—	(582,151)
Class 2	—	(781,534)	—	(7,996,479)
Investor Class	—	(171,714)	—	(127,321)
Service Class	—	—	—	—
Total distributions to shareholders	—	(1,434,394)	—	(8,705,951)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	1,838,147	8,007,891	2,460,700	4,973,087
Class 2	3,994,272	7,856,707	37,250,503	59,053,438
Investor Class	967,642	1,148,700	58,178	2,037,322
Reinvestment of distributions
Class 1	—	481,147	—	582,152
Class 2	—	781,533	—	7,996,477
Investor Class	—	171,714	—	127,322
Service Class	—	1	—	1
Cost of shares redeemed
Class 1	(2,370,380)	(8,098,298)	(715,122)	(1,348,515)
Class 2	(1,737,458)	(3,194,785)	(3,535,078)	(7,431,828)
Investor Class	(645,623)	(1,259,458)	(270,313)	(1,344,155)
Net increase in net assets from share transactions of beneficial interest	2,046,600	5,895,152	35,248,868	64,645,301
Total Increase In Net Assets	4,462,902	8,600,493	77,875,098	100,127,134

Net Assets:
Beginning of period/year	47,226,080	38,625,587	316,528,218	216,401,084
End of period/year	$51,688,982	$47,226,080	$394,403,316	$316,528,218

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Conservative ETF Portfolio		Moderately Aggressive ETF Portfolio

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
SHARE ACTIVITY	(Unaudited)		(Unaudited)
Class 1
Shares Sold	131,318	590,636	99,610	226,267
Shares Reinvested	—	35,378	—	25,522
Shares Redeemed	(167,618)	(600,020)	(28,481)	(61,103)
Net increase (decrease) in shares of beneficial interest outstanding	(36,300)	25,994	71,129	190,686

Class 2
Shares Sold	286,508	591,238	1,538,999	2,775,513
Shares Reinvested	—	58,193	—	360,689
Shares Redeemed	(123,831)	(240,002)	(147,774)	(345,989)
Net increase in shares of beneficial interest outstanding	162,677	409,429	1,391,225	2,790,213

Investor Class
Shares Sold	67,760	83,966	2,165	86,391
Shares Reinvested	—	12,425	—	5,199
Shares Redeemed	(45,243)	(91,597)	(10,050)	(55,760)
Net increase (decrease) in shares of beneficial interest outstanding	22,517	4,794	(7,885)	35,830

Service Class
Shares Reinvested	—	0 (a)	—	0 (a)
Net increase in shares of beneficial interest outstanding	—	0 (a)	—	0 (a)

(a)	Represents less than one share.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate ETF Portfolio

	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$2,131,781	$5,524,188
Net realized gain on investments	5,249,214	2,298,672
Net change in unrealized appreciation on investments	16,657,327	21,713,732
Net increase in net assets resulting from operations	24,038,322	29,536,592

From Distributions to Shareholders:
Total Distributions Paid
Class 1	—	(620,169)
Class 2	—	(6,305,078)
Investor Class	—	(585,295)
Service Class	—	(525,282)
Total distributions to shareholders	—	(8,035,824)

From Shares of Beneficial Interest:
Proceeds from shares sold
Class 1	2,099,124	4,418,115
Class 2	24,120,337	33,185,548
Investor Class	7,668,801	3,691,238
Service Class	310,824	932,789
Reinvestment of distributions
Class 1	—	620,170
Class 2	—	6,305,079
Investor Class	—	585,295
Service Class	—	525,281
Cost of shares redeemed
Class 1	(1,182,707)	(2,739,796)
Class 2	(7,032,909)	(5,770,587)
Investor Class	(530,229)	(1,995,426)
Service Class	(448,661)	(842,387)
Net increase in net assets from share transactions of beneficial interest	25,004,580	38,915,319
Total Increase In Net Assets	49,042,902	60,416,087

Net Assets:
Beginning of period/year	241,702,230	181,286,143
End of period/year	$290,745,132	$241,702,230

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Statements of Changes in Net Assets (Continued)

	Moderate ETF Portfolio

	Six Months Ended	Year Ended
	June 30, 2026	December 31, 2025
SHARE ACTIVITY	(Unaudited)
Class 1
Shares Sold	116,542	273,013
Shares Reinvested	—	36,981
Shares Redeemed	(66,720)	(172,493)
Net increase in shares of beneficial interest outstanding	49,822	137,501

Class 2
Shares Sold	1,408,607	2,122,277
Shares Reinvested	—	395,055
Shares Redeemed	(409,776)	(374,852)
Net increase in shares of beneficial interest outstanding	998,831	2,142,480

Investor Class
Shares Sold	394,079	213,648
Shares Reinvested	—	32,937
Shares Redeemed	(27,790)	(113,827)
Net increase in shares of beneficial interest outstanding	366,289	132,758

Service Class
Shares Sold	18,310	60,656
Shares Reinvested	—	32,995
Shares Redeemed	(26,318)	(54,313)
Net increase (decrease) in shares of beneficial interest outstanding	(8,008)	39,338

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$24.33		$20.99	$19.10	$16.51	$19.88	$16.72

Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.46	0.43	0.35	0.32	0.35
Net realized and unrealized gain (loss) on investments	3.56		3.55	1.91	2.56	(3.44)	2.93
Total income (loss) from investment operations	3.71		4.01	2.34	2.91	(3.12)	3.28

Less distributions from:
Net investment income	—		(0.33)	(0.28)	(0.23)	(0.24)	(0.12)
Net realized gain	—		(0.34)	(0.17)	(0.09)	(0.01)	—
Total distributions	—		(0.67)	(0.45)	(0.32)	(0.25)	(0.12)

Net asset value, end of period/year	$28.04		$24.33	$20.99	$19.10	$16.51	$19.88
Total return (c)	15.25	% (e)	19.17%	12.21%	17.77%	(15.74)%	19.66%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$8,074		$6,365	$4,672	$3,287	$4,007	$4,517
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.21%	0.22%
Ratio of net investment income to average net assets (b)(d)	1.18	% (f)	2.05%	2.07%	1.93%	1.87%	1.86%
Portfolio turnover rate	4	% (e)	6%	11%	10%	9%	9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$23.90		$20.65	$18.80	$16.28	$19.60	$16.52

Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.40	0.37	0.35	0.29	0.32
Net realized and unrealized gain (loss) on investments	3.49		3.47	1.90	2.46	(3.40)	2.87
Total income (loss) from investment operations	3.61		3.87	2.27	2.81	(3.11)	3.19

Less distributions from:
Net investment income	—		(0.28)	(0.25)	(0.20)	(0.20)	(0.11)
Net realized gain	—		(0.34)	(0.17)	(0.09)	(0.01)	—
Total distributions	—		(0.62)	(0.42)	(0.29)	(0.21)	(0.11)

Net asset value, end of period/year	$27.51	(e)	$23.90	$20.65	$18.80	$16.28	$19.60
Total return (c)	15.10%		18.83%	11.99%	17.37%	(15.88)%	19.31%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$358,479	(f)	$269,326	$188,645	$132,931	$84,109	$73,834
Ratio of expenses to average net assets (d)	0.46%		0.46%	0.46%	0.46%	0.46%	0.47%
Ratio of net investment income to average net assets (b)(d)	0.96	% (f)	1.80%	1.84%	2.01%	1.70%	1.73%
Portfolio turnover rate	4	% (e)	6%	11%	10%	9%	9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$25.82		$22.27	$20.26	$17.53	$21.10	$17.79

Income (loss) from investment operations:
Net investment income (a)(b)	0.09		0.35	0.36	0.33	0.25	0.33
Net realized and unrealized gain (loss) on investments	3.77		3.76	2.02	2.65	(3.65)	3.07
Total income (loss) from investment operations	3.86		4.11	2.38	2.98	(3.40)	3.40

Less distributions from:
Net investment income	—		(0.22)	(0.20)	(0.16)	(0.16)	(0.09)
Net realized gain	—		(0.34)	(0.17)	(0.09)	(0.01)	—
Total distributions	—		(0.56)	(0.37)	(0.25)	(0.17)	(0.09)

Net asset value, end of period/year	$29.68		$25.82	$22.27	$20.26	$17.53	$21.10
Total return (c)	14.95	% (e)	18.53%	11.72%	17.10%	(16.14)%	19.11%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$8,358		$7,018	$5,971	$3,935	$2,223	$2,275
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.71%	0.71%	0.72%
Ratio of net investment income to average net assets (b)(d)	0.66	% (f)	1.48%	1.63%	1.78%	1.38%	1.61%
Portfolio turnover rate	4	% (e)	6%	11%	10%	9%	9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$23.90		$20.65	$18.80	$16.28	$19.60	$16.52

Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.17	0.17	0.39	0.35	0.36
Net realized and unrealized gain (loss) on investments	3.45		3.70	2.10	2.42	(3.46)	2.83
Total income (loss) from investment operations	3.61		3.87	2.27	2.81	(3.11)	3.19

Less distributions from:
Net investment income	—		(0.28)	(0.25)	(0.20)	(0.20)	(0.11)
Net realized gain	—		(0.34)	(0.17)	(0.09)	(0.01)	—
Total distributions	—		(0.62)	(0.42)	(0.29)	(0.21)	(0.11)

Net asset value, end of period/year (c)	$27.51		$23.90	$20.65	$18.80	$16.28	$19.60
Total return (d)	15.10	% (g)	18.83%	11.99%	17.37%	(15.88)%	19.31%

Ratios and Supplemental Data:
Net assets, end of period/year (e)	$32		$28	$24	$21	$18	$21
Ratio of expenses to average net assets (f)	0.51	% (h)	0.51%	0.51%	0.51%	0.51%	0.52%
Ratio of net investment income to average net assets (b)(f)	1.28	% (h)	0.75%	0.84%	2.23%	2.03%	1.41%
Portfolio turnover rate	4	% (g)	6%	11%	10%	9%	9%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized.

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$16.01		$14.63	$14.02	$12.96	$15.04	$13.81

Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.49	0.42	0.38	0.33	0.33
Net realized and unrealized gain (loss) on investments	1.08		1.43	0.58	1.12	(1.98)	1.04
Total income (loss) from investment operations	1.24		1.92	1.00	1.50	(1.65)	1.37

Less distributions from:
Net investment income	—		(0.36)	(0.32)	(0.27)	(0.23)	(0.14)
Net realized gain	—		(0.18)	(0.07)	(0.17)	(0.20)	—
Total distributions	—		(0.54)	(0.39)	(0.44)	(0.43)	(0.14)

Net asset value, end of period/year	$17.25		$16.01	$14.63	$14.02	$12.96	$15.04
Total return (c)	7.75	% (e)	13.17%	7.04%	11.75%	(10.99)%	9.97%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$6,040		$6,194	$6,446	$7,435	$8,234	$10,116
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.21%	0.22%
Ratio of net investment income to average net assets (b)(d)	1.99	% (f)	3.16%	2.91%	2.83%	2.44%	2.23%
Portfolio turnover rate	10	% (e)	9%	11%	19%	12%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$15.25		$13.97	$13.40	$12.42	$14.43	$13.28

Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.43	0.39	0.35	0.31	0.29
Net realized and unrealized gain (loss) on investments	1.03		1.36	0.54	1.04	(1.92)	0.99
Total income (loss) from investment operations	1.17		1.79	0.93	1.39	(1.61)	1.28

Less distributions from:
Net investment income	—		(0.33)	(0.29)	(0.24)	(0.20)	(0.13)
Net realized gain	—		(0.18)	(0.07)	(0.17)	(0.20)	—
Total distributions	—		(0.51)	(0.36)	(0.41)	(0.40)	(0.13)

Net asset value, end of period/year	$16.42		$15.25	$13.97	$13.40	$12.42	$14.43
Total return (c)	7.67	% (e)	12.85%	6.86%	11.39%	(11.15)%	9.62%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$149,958		$135,154	$105,005	$84,205	$62,226	$55,173
Ratio of expenses to average net assets (d)	0.46	% (f)	0.46%	0.46%	0.46%	0.46%	0.47%
Ratio of net investment income to average net assets (b)(d)	1.77	% (f)	2.95%	2.78%	2.74%	2.34%	2.06%
Portfolio turnover rate	10	% (e)	9%	11%	19%	12%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$16.31		$14.91	$14.29	$13.22	$15.35	$14.13

Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.42	0.38	0.35	0.31	0.31
Net realized and unrealized gain (loss) on investments	1.09		1.45	0.57	1.10	(2.06)	1.01
Total income (loss) from investment operations	1.22		1.87	0.95	1.45	(1.75)	1.32

Less distributions from:
Net investment income	—		(0.29)	(0.26)	(0.21)	(0.18)	(0.10)
Net realized gain	—		(0.18)	(0.07)	(0.17)	(0.20)	—
Total distributions	—		(0.47)	(0.33)	(0.38)	(0.38)	(0.10)

Net asset value, end of period/year	$17.53		$16.31	$14.91	$14.29	$13.22	$15.35
Total return (c)	7.48	% (e)	12.59%	6.58%	11.17%	(11.41)%	9.34%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$8,692		$8,170	$7,672	$5,974	$3,777	$2,288
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.71%	0.71%	0.72%
Ratio of net investment income to average net assets (b)(d)	1.51	% (f)	2.69%	2.53%	2.57%	2.26%	2.09%
Portfolio turnover rate	10	% (e)	9%	11%	19%	12%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not Annualized

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Balanced ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$15.21		$13.94	$13.38	$12.41	$14.43	$13.28

Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.44	0.38	0.36	0.33	0.42
Net realized and unrealized gain (loss) on investments	1.02		1.34	0.54	1.02	(1.95)	0.85
Total income (loss) from investment operations	1.16		1.78	0.92	1.38	(1.62)	1.27

Less distributions from:
Net investment income	—		(0.33)	(0.29)	(0.24)	(0.20)	(0.12)
Net realized gain	—		(0.18)	(0.07)	(0.17)	(0.20)	—
Total distributions	—		(0.51)	(0.36)	(0.41)	(0.40)	(0.12)

Net asset value, end of period/year	$16.37		$15.21	$13.94	$13.38	$12.41	$14.43
Total return (c)	7.63	% (e)	12.81%	6.79%	11.32%	(11.22)%	9.62%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$3,515		$3,102	$2,342	$1,908	$1,145	$469
Ratio of expenses to average net assets (d)	0.50	% (f)	0.50%	0.51%	0.51%	0.51%	0.52%
Ratio of net investment income to average net assets (b)(d)	1.73	% (f)	2.99%	2.72%	2.78%	2.60%	2.95%
Portfolio turnover rate	10	% (e)	9%	11%	19%	12%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$13.75		$12.87	$12.52	$12.01	$13.63	$12.89

Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.47	0.43	0.40	0.32	0.28
Net realized and unrealized gain (loss) on investments	0.55		0.87	0.35	0.71	(1.49)	0.59
Total income (loss) from investment operations	0.70		1.34	0.78	1.11	(1.17)	0.87

Less distributions from:
Net investment income	—		(0.37)	(0.34)	(0.28)	(0.25)	(0.13)
Net realized gain	—		(0.09)	(0.09)	(0.32)	(0.20)	—
Total distributions	—		(0.46)	(0.43)	(0.60)	(0.45)	(0.13)

Net asset value, end of period/year	$14.45		$13.75	$12.87	$12.52	$12.01	$13.63
Total return (c)	5.09	% (e)	10.39%	6.22%	9.48%	(8.60)%	6.74%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$14,970		$14,748	$13,469	$11,723	$12,255	$15,125
Ratio of expenses to average net assets (d)	0.22	% (f)	0.23%	0.23%	0.23%	0.24%	0.24%
Ratio of net investment income to average net assets (b)(d)	2.21	% (f)	3.52%	3.35%	3.16%	2.46%	2.12%
Portfolio turnover rate	11	% (e)	21%	10%	22%	35%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$13.58		$12.72	$12.38	$11.89	$13.51	$12.79

Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.44	0.40	0.38	0.31	0.24
Net realized and unrealized gain (loss) on investments	0.53		0.84	0.34	0.69	(1.50)	0.58
Total income (loss) from investment operations	0.67		1.28	0.74	1.07	(1.19)	0.82

Less distributions from:
Net investment income	—		(0.33)	(0.31)	(0.26)	(0.23)	(0.10)
Net realized gain	—		(0.09)	(0.09)	(0.32)	(0.20)	—
Total distributions	—		(0.42)	(0.40)	(0.58)	(0.43)	(0.10)

Net asset value, end of period/year	$14.25		$13.58	$12.72	$12.38	$11.89	$13.51
Total return (c)	4.93	% (e)	10.15%	6.00%	9.19%	(8.85)%	6.45%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$29,857		$26,245	$19,383	$16,205	$10,969	$8,605
Ratio of expenses to average net assets (d)	0.47	% (f)	0.48%	0.48%	0.48%	0.49%	0.49%
Ratio of net investment income to average net assets (b)(d)	1.96	% (f)	3.27%	3.12%	3.07%	2.44%	1.83%
Portfolio turnover rate	11	% (e)	21%	10%	22%	35%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$13.96		$13.08	$12.72	$12.20	$13.84	$13.14

Income (loss) from investment operations:
Net investment income (a)(b)	0.12		0.41	0.37	0.35	0.22	0.27
Net realized and unrealized gain (loss) on investments	0.55		0.86	0.36	0.72	(1.48)	0.55
Total income (loss) from investment operations	0.67		1.27	0.73	1.07	(1.26)	0.82

Less distributions from:
Net investment income	—		(0.30)	(0.28)	(0.23)	(0.18)	(0.12)
Net realized gain	—		(0.09)	(0.09)	(0.32)	(0.20)	—
Total distributions	—		(0.39)	(0.37)	(0.55)	(0.38)	(0.12)

Net asset value, end of period/year	$14.63		$13.96	$13.08	$12.72	$12.20	$13.84
Total return (c)	4.87	% (e)	9.76%	5.76%	8.96%	(9.12)%	6.27%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$6,862		$6,233	$5,774	$5,236	$3,977	$5,811
Ratio of expenses to average net assets (d)	0.72	% (f)	0.73%	0.73%	0.73%	0.74%	0.74%
Ratio of net investment income to average net assets (b)(d)	1.69	% (f)	2.99%	2.83%	2.79%	1.73%	1.97%
Portfolio turnover rate	11	% (e)	21%	10%	22%	35%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Conservative ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$13.58		$12.72	$12.38	$11.89	$13.51	$12.79

Income (loss) from investment operations:
Net investment income (a)(b)	0.16		0.16	0.16	0.39	0.33	0.30
Net realized and unrealized gain (loss) on investments	0.51		1.12	0.58	0.68	(1.52)	0.52
Total income (loss) from investment operations	0.67		1.28	0.74	1.07	(1.19)	0.82

Less distributions from:
Net investment income	—		(0.33)	(0.31)	(0.26)	(0.23)	(0.10)
Net realized gain	—		(0.09)	(0.09)	(0.32)	(0.20)	—
Total distributions	—		(0.42)	(0.40)	(0.58)	(0.43)	(0.10)

Net asset value, end of period/year (c)	$14.25		$13.58	$12.72	$12.38	$11.89	$13.51
Total return (d)	4.93	% (g)	10.15%	6.00%	9.19%	(8.85)%	6.45%

Ratios and Supplemental Data:
Net assets, end of period/year (e)	$17		$17	$15	$14	$13	$14
Ratio of expenses to average net assets (f)	0.53	% (h)	0.53%	0.53%	0.53%	0.54%	0.54%
Ratio of net investment income to average net assets (b)(f)	2.25	% (h)	1.20%	1.29%	3.18%	2.63%	1.77%
Portfolio turnover rate	11	% (g)	21%	10%	22%	35%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	NAV does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Not annualized

(h)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderately Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$23.31		$20.31	$18.58	$16.36	$19.56	$16.88

Income (loss) from investment operations:
Net investment income (a)(b)	0.18		0.54	0.46	0.42	0.37	0.40
Net realized and unrealized gain (loss) on investments	2.84		3.17	1.61	2.23	(3.21)	2.44
Total income (loss) from investment operations	3.02		3.71	2.07	2.65	(2.84)	2.84

Less distributions from:
Net investment income	—		(0.34)	(0.30)	(0.25)	(0.26)	(0.16)
Net realized gain	—		(0.37)	(0.04)	(0.18)	(0.10)	—
Total distributions	—		(0.71)	(0.34)	(0.43)	(0.36)	(0.16)

Net asset value, end of period/year	$26.33		$23.31	$20.31	$18.58	$16.36	$19.56
Total return (c)	12.96	% (e)	18.31%	11.09%	16.41%	(14.55)%	16.89%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$24,962		$20,436	$13,936	$11,051	$7,881	$7,336
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets (b)(d)	1.48	% (f)	2.45%	2.28%	2.44%	2.16%	2.13%
Portfolio turnover rate	5	% (e)	6%	13%	9%	11%	10%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderately Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022		December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$22.65		$19.77	$18.11	$15.96	$19.10		$16.52

Income (loss) from investment operations:
Net investment income (a)(b)	0.15		0.46	0.40	0.39	0.32		0.35
Net realized and unrealized gain (loss) on investments	2.76		3.08	1.56	2.16	(3.13)		2.37
Total income (loss) from investment operations	2.91		3.54	1.96	2.55	(2.81)		2.72

Less distributions from:
Net investment income	—		(0.29)	(0.26)	(0.22)	(0.23)		(0.14)
Net realized gain	—		(0.37)	(0.04)	(0.18)	(0.10)		—
Total distributions	—		(0.66)	(0.30)	(0.40)	(0.33)		(0.14)

Net asset value, end of period/year	$25.56		$22.65	$19.77	$18.11	$15.96		$19.10
Total return (c)	12.85	% (f)	17.99%	10.79%	16.09%	(14.76	)% (e)	16.52%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$362,638		$289,858	$197,820	$137,572	$92,042		$79,054
Ratio of expenses to average net assets (d)	0.46	% (g)	0.46%	0.46%	0.46%	0.46%		0.46%
Ratio of net investment income to average net assets (b)(d)	1.25	% (g)	2.16%	2.08%	2.21%	1.92%		1.92%
Portfolio turnover rate	5	% (f)	6%	13%	9%	11%		10%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Not annualized.

(g)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderately Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$25.01		$21.76	$19.92	$17.54	$20.95	$18.10

Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.45	0.38	0.40	0.29	0.42
Net realized and unrealized gain (loss) on investments	3.04		3.40	1.72	2.35	(3.42)	2.53
Total income (loss) from investment operations	3.17		3.85	2.10	2.75	(3.13)	2.95

Less distributions from:
Net investment income	—		(0.23)	(0.22)	(0.19)	(0.18)	(0.10)
Net realized gain	—		(0.37)	(0.04)	(0.18)	(0.10)	—
Total distributions	—		(0.60)	(0.26)	(0.37)	(0.28)	(0.10)

Net asset value, end of period/year	$28.18		$25.01	$21.76	$19.92	$17.54	$20.95
Total return (c)	12.67	% (e)	17.74%	10.48%	15.81%	(14.95)%	16.30%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$6,803		$6,234	$4,645	$3,516	$1,882	$2,060
Ratio of expenses to average net assets (d)	0.71	% (f)	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets (b)(d)	0.95	% (f)	1.93%	1.78%	2.07%	1.55%	2.06%
Portfolio turnover rate	5	% (e)	6%	13%	9%	11%	10%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderately Aggressive ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022		December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$22.65		$19.77	$18.11	$15.96	$19.10		$16.52

Income (loss) from investment operations:
Net investment income (a)(b)	0.18		0.18	0.18	0.43	0.39		0.39
Net realized and unrealized gain (loss) on investments	2.73		3.36	1.78	2.12	(3.20)		2.33
Total income (loss) from investment operations	2.91		3.54	1.96	2.55	(2.81)		2.72

Less distributions from:
Net investment income	—		(0.29)	(0.26)	(0.22)	(0.23)		(0.14)
Net realized gain	—		(0.37)	(0.04)	(0.18)	(0.10)		—
Total distributions	—		(0.66)	(0.30)	(0.40)	(0.33)		(0.14)

Net asset value, end of period/year (c)	$25.56		$22.65	$19.77	$18.11	$15.96		$19.10
Total return (d)	12.85	% (h)	17.99%	10.79%	16.09%	(14.76	)% (g)	16.52%

Ratios and Supplemental Data:
Net assets, end of period/year (e)	$30		$27	$23	$20	$18		$21
Ratio of expenses to average net assets (f)	0.51	% (i)	0.51%	0.51%	0.51%	0.51%		0.51%
Ratio of net investment income to average net assets (b)(f)	1.48	% (i)	0.86%	0.95%	2.54%	2.29%		1.86%
Portfolio turnover rate	5	% (h)	6%	13%	9%	11%		10%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Net asset value does not recalculate due to rounding of net assets.

(d)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(e)	Rounded net assets, not truncated.

(f)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(g)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(h)	Not annualized.

(i)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 1 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$17.07		$15.32	$14.52	$13.16	$15.51	$13.87

Income (loss) from investment operations:
Net investment income (a)(b)	0.17		0.48	0.43	0.39	0.32	0.32
Net realized and unrealized gain (loss) on investments	1.49		1.88	0.88	1.40	(2.27)	1.49
Total income (loss) from investment operations	1.66		2.36	1.31	1.79	(1.95)	1.81

Less distributions from:
Net investment income	—		(0.33)	(0.30)	(0.26)	(0.23)	(0.17)
Net realized gain	—		(0.28)	(0.21)	(0.17)	(0.17)	—
Total distributions	—		(0.61)	(0.51)	(0.43)	(0.40)	(0.17)

Net asset value, end of period/year	$18.73		$17.07	$15.32	$14.52	$13.16	$15.51
Total return (c)	9.72	% (e)	15.50%	8.99%	13.81%	(12.66)%	13.12%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$20,652		$17,968	$14,025	$10,938	$8,544	$9,750
Ratio of expenses to average net assets (d)	0.21	% (f)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of net investment income to average net assets (b)(d)	1.87	% (f)	2.94%	2.83%	2.80%	2.29%	2.14%
Portfolio turnover rate	6	% (e)	8%	13%	18%	11%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Class 2 Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$16.24		$14.62	$13.87	$12.60	$14.88	$13.33

Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.42	0.37	0.34	0.28	0.28
Net realized and unrealized gain (loss) on investments	1.42		1.78	0.86	1.33	(2.19)	1.42
Total income (loss) from investment operations	1.56		2.20	1.23	1.67	(1.91)	1.70

Less distributions from:
Net investment income	—		(0.30)	(0.27)	(0.23)	(0.20)	(0.15)
Net realized gain	—		(0.28)	(0.21)	(0.17)	(0.17)	—
Total distributions	—		(0.58)	(0.48)	(0.40)	(0.37)	(0.15)

Net asset value, end of period/year	$17.80		$16.24	$14.62	$13.87	$12.60	$14.88
Total return (c)	9.61	% (e)	15.13%	8.84%	13.47%	(12.90)%	12.82%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$223,891		$188,038	$137,920	$107,578	$87,770	$75,899
Ratio of expenses to average net assets (d)	0.45	% (f)	0.45%	0.46%	0.46%	0.46%	0.46%
Ratio of net investment income to average net assets (b)(d)	1.65	% (f)	2.68%	2.56%	2.54%	2.14%	1.97%
Portfolio turnover rate	6	% (e)	8%	13%	18%	11%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Investor Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$18.07		$16.21	$15.35	$13.91	$16.40	$14.69

Income (loss) from investment operations:
Net investment income (a)(b)	0.14		0.42	0.37	0.34	0.34	0.33
Net realized and unrealized gain (loss) on investments	1.58		1.98	0.94	1.47	(2.48)	1.51
Total income (loss) from investment operations	1.72		2.40	1.31	1.81	(2.14)	1.84

Less distributions from:
Net investment income	—		(0.26)	(0.24)	(0.20)	(0.18)	(0.13)
Net realized gain	—		(0.28)	(0.21)	(0.17)	(0.17)	—
Total distributions	—		(0.54)	(0.45)	(0.37)	(0.35)	(0.13)

Net asset value, end of period/year	$19.79		$18.07	$16.21	$15.35	$13.91	$16.40
Total return (c)	9.52	% (e)	14.87%	8.48%	13.21%	(13.07)%	12.57%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$29,520		$20,345	$16,097	$12,243	$8,585	$848
Ratio of expenses to average net assets (d)	0.70	% (f)	0.70%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets (b)(d)	1.43	% (f)	2.43%	2.32%	2.35%	2.34%	2.07%
Portfolio turnover rate	6	% (e)	8%	13%	18%	11%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios
Financial Highlights
Moderate ETF Portfolio

Selected data based on a share outstanding throughout each period/year indicated.

	Service Class Shares

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
	(Unaudited)
Net asset value, beginning of period/year	$16.20		$14.58	$13.84	$12.58	$14.84	$13.28

Income (loss) from investment operations:
Net investment income (a)(b)	0.13		0.40	0.35	0.32	0.27	0.26
Net realized and unrealized gain (loss) on investments	1.42		1.79	0.87	1.33	(2.17)	1.43
Total income (loss) from investment operations	1.55		2.19	1.22	1.65	(1.90)	1.69

Less distributions from:
Net investment income	—		(0.29)	(0.27)	(0.22)	(0.19)	(0.13)
Net realized gain	—		(0.28)	(0.21)	(0.17)	(0.17)	—
Total distributions	—		(0.57)	(0.48)	(0.39)	(0.36)	(0.13)

Net asset value, end of period/year	$17.75		$16.20	$14.58	$13.84	$12.58	$14.84
Total return (c)	9.57	% (e)	15.11%	8.73%	13.36%	(12.86)%	12.80%

Ratios and Supplemental Data:
Net assets, end of period/year (in 000’s)	$16,681		$15,352	$13,244	$11,948	$10,381	$12,425
Ratio of expenses to average net assets (d)	0.51	% (f)	0.51%	0.51%	0.51%	0.51%	0.51%
Ratio of net investment income to average net assets (b)(d)	1.57	% (f)	2.61%	2.43%	2.45%	1.97%	1.78%
Portfolio turnover rate	6	% (e)	8%	13%	18%	11%	12%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions, if any.

(d)	Does not include the expenses of the underlying investment companies in which the Portfolio invests.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes to financial statements.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited)

June 30, 2026

1.	ORGANIZATION

The TOPS® ETF Portfolios (each a “Portfolio”, collectively the “Portfolios”) are comprised of five different actively managed portfolios. Each Portfolio is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies. The assets of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses. The Portfolios are “fund of funds”, in that the Portfolios will generally invest in other investment companies. The investment objective of each Portfolio is as follows:

Portfolio	Primary Objective
Aggressive ETF Portfolio	Capital appreciation.
Balanced ETF Portfolio	Income and capital appreciation.
Conservative ETF Portfolio	Preserve capital and provide moderate income and moderate capital appreciation.
Moderately Aggressive ETF Portfolio	Capital appreciation.
Moderate ETF Portfolio	Capital appreciation.

The Portfolios currently offer four classes of shares: Class 1 Shares, Class 2 Shares, Investor Class Shares and Service Class Shares. Each class of shares of the Portfolios has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Portfolios’ share classes differ in the fees and expenses charged to shareholders. The Portfolios’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolios are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Portfolios have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Portfolios’ CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Portfolios operate as a single operating segment. The Portfolios’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Portfolios, using the information presented in the financial statements and financial highlights.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Accounting Pronouncement – The Portfolios adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures”, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Portfolios’ adoption of ASU 2023-09 did not have a material impact on their financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Funds of Funds – The Portfolios may invest in portfolios of open-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the boards of directors or trustees of the open-end investment companies.

The Portfolios may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments are valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for each Portfolio’s investments measured at fair value:

Aggressive ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$366,788,459	$—	$—	$366,788,459
Short-Term Investments	16,340,317	—	—	16,340,317
Total	$383,128,776	$—	$—	$383,128,776

Balanced ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$164,887,762	$—	$—	$164,887,762
Short-Term Investments	7,046,532	—	—	7,046,532
Total	$171,934,294	$—	$—	$171,934,294

Conservative ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$50,731,007	$—	$—	$50,731,007
Short-Term Investments	1,015,132	—	—	1,015,132
Total	$51,746,139	$—	$—	$51,746,139

Moderately Aggressive ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$386,257,012	$—	$—	$386,257,012
Short-Term Investments	10,949,141	—	—	10,949,141
Total	$397,206,153	$—	$—	$397,206,153

Moderate ETF Portfolio

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$284,969,398	$—	$—	$284,969,398
Short-Term Investments	23,681,165	—	—	23,681,165
Total	$308,650,563	$—	$—	$308,650,563

The Portfolios did not hold any Level 2 or 3 securities during the six months ended June 30, 2026.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary ( e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

Federal Income Tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2023 through December 31, 2025 or expected to be taken in the Portfolios’ December 31, 2026 year-end tax returns. Each Portfolio identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Portfolio makes significant investments. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect a Portfolio’s performance.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties which provide general indemnities. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash and securities as collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Securities received as collateral are U.S. government securities; securities received as collateral, if any, are not recognized as portfolio assets. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2026:

				Gross Amounts Not Offset in the Statement of Assets & Liabilities *

Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments Received	Cash Collateral Received	Net Amount of Assets

Aggressive ETF Portfolio
Description:
Securities Loaned	$16,388,768	$—	$16,388,768	$10,059,787	$6,328,981	$—
Total	$16,388,768	$—	$16,388,768	$10,059,787	$6,328,981	$—

Balanced ETF Portfolio
Description:
Securities Loaned	$5,767,922	$—	$5,767,922	$2,775,883	$2,992,039	$—
Total	$5,767,922	$—	$5,767,922	$2,775,883	$2,992,039	$—

Conservative ETF Portfolio
Description:
Securities Loaned	$1,027,436	$—	$1,027,436	$1,050,246	$(22,810)	$—
Total	$1,027,436	$—	$1,027,436	$1,050,246	$(22,810)	$—

Moderately Aggressive ETF Portfolio
Description:
Securities Loaned	$23,720,419	$—	$23,720,419	$22,841,587	$878,832	$—
Total	$23,720,419	$—	$23,720,419	$22,841,587	$878,832	$—

Moderate ETF Portfolio
Description:
Securities Loaned	$37,806,685	$—	$37,806,685	$21,598,158	$16,208,527	$—
Total	$37,806,685	$—	$37,806,685	$21,598,158	$16,208,527	$—

*	The amount is limited to the securities loaned asset balance and accordingly, does not include excess collateral pledged.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The following table breaks out the holdings received as collateral as of June 30, 2026:

Securities Lending Transactions
Overnight and Continuous
Aggressive ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$6,686,961

Balanced ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$3,152,711

Moderately Aggressive ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$1,453,566

Moderate ETF Portfolio
Federated Hermes Government Obligations Fund, Institutional Class	$17,116,904

The fair value of the securities loaned for the Aggressive ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Moderately Aggressive ETF Portfolio and Moderate ETF Portfolio totaled $16,388,768, $5,767,922, $1,027,436, $23,720,419, and $37,806,685, as of June 30, 2026, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the ” collateral for securities loaned” on each Schedule of Investments includes only cash collateral received and reinvested that totaled $6,686,961, $3,152,711, $0, $1,453,566, and $17,116,904 for the Aggressive ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Moderately Aggressive ETF Portfolio and Moderate ETF Portfolio as of June 30, 2026, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned”. At June 30, 2026, the Aggressive ETF Portfolio, Balanced ETF Portfolio, Conservative ETF Portfolio, Moderately Aggressive ETF Portfolio and Moderate ETF Portfolio received non-cash collateral of $10,059,787, $2,775,883, $1,050,246, $22,841,587, $21,598,158, respectively. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of a Portfolio at the Portfolio’s custodian. A Portfolio cannot pledge or resell the collateral.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Aggressive ETF Portfolio	$58,273,591	$13,172,856
Balanced ETF Portfolio	21,261,834	16,368,644
Conservative ETF Portfolio	7,884,223	5,284,612
Moderately Aggressive ETF Portfolio	52,974,695	16,884,106
Moderate ETF Portfolio	42,714,982	16,767,632

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ValMark Advisers, Inc. serves as the Portfolios’ investment advisor (the “Advisor”). The Advisor has engaged Milliman Financial Risk Management LLC as the Portfolios’ sub-advisor (the “Sub-Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Portfolios, the Advisor, under the oversight of the Board, directs the daily investment

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.10% of each Portfolio’s average daily net assets. For the six months ended June 30, 2026, the Portfolios paid the following in advisory fees:

Portfolio	Advisory Fees
Aggressive ETF Portfolio	$161,353
Balanced ETF Portfolio	79,688
Conservative ETF Portfolio	24,696
Moderately Aggressive ETF Portfolio	174,734
Moderate ETF Portfolio	130,676

The Trust, on behalf of the Portfolios, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for each of Class 2 shares and Investor Class shares. The fee is calculated at an annual rate of 0.25% and 0.50% of the average daily net assets attributable to each Portfolio’s Class 2 shares and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution related activities and/or maintenance of each Portfolio’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ended June 30, 2026, the Portfolios paid the following in distribution fees under the Plan:

Portfolio	Distribution Fees
Aggressive ETF Portfolio	$403,723
Balanced ETF Portfolio	198,048
Conservative ETF Portfolio	51,055
Moderately Aggressive ETF Portfolio	416,457
Moderate ETF Portfolio	312,381

Service Class shares also include shareholder servicing and administrative fees for Balanced ETF Portfolio and Moderate ETF Portfolio in the amounts of $4,915 and $23,892, respectively.

In addition, certain affiliates of the Distributor provide services to the Portfolios as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the terms of an administrative servicing agreement with UFS, each Portfolio pays to UFS a monthly fee for all operating expenses of the Portfolio, which is calculated by each Portfolio on its average daily net assets. Operating expenses include but are not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services, Shareholder Reporting Expenses, Trustees Fees and Custody Fees.

For the six months ended June 30, 2026, the trustees received fees in the amount of $11,111 on behalf of each Portfolio.

The approved entities may be affiliates of UFS and the Distributor. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from UFS under the administrative servicing agreement.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from UFS under the administrative servicing agreement.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, ownership percentages of the holders of the voting securities of each Portfolio that may be deemed to control the Portfolio were as follows:

Aggressive ETF Portfolio
Pruco Life Insurance Company	74%

Balanced ETF Portfolio
Pruco Life Insurance Company	73%

Conservative ETF Portfolio
Pruco Life Insurance Company	44%

Moderately Aggressive ETF Portfolio
Pruco Life Insurance Company	74%

Moderate ETF Portfolio
Pruco Life Insurance Company	53%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The table below represents aggregate cost for federal tax purposes for the Portfolios as of June 30, 2026 and differs from market value by net unrealized appreciation/depreciation which consisted of:

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	Purposes	Appreciation	Depreciation	Appreciation
Aggressive ETF Portfolio	$284,980,715	$98,148,061	$—	$98,148,061
Balanced ETF Portfolio	148,933,820	24,315,711	(1,315,237)	$23,000,474
Conservative ETF Portfolio	48,534,463	3,646,998	(435,322)	$3,211,676
Moderately Aggressive ETF Portfolio	302,587,674	94,986,676	(368,197)	$94,618,479
Moderate ETF Portfolio	255,986,970	53,791,168	(1,127,575)	$52,663,593

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

The tax character of the Portfolios’ distributions paid for the years ended December 31, 2025 and December 31, 2024 was as follows:

For the year ended December 31, 2025:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive ETF Portfolio	$3,209,982	$3,780,124	$6,990,106
Balanced ETF Portfolio	3,083,803	1,671,124	4,754,927
Conservative ETF Portfolio	1,138,230	296,164	1,434,394
Moderately Aggressive ETF Portfolio	3,953,363	4,752,588	8,705,951
Moderate ETF Portfolio	4,218,408	3,817,416	8,035,824

For the year ended December 31, 2024:

	Ordinary	Long-Term
	Income	Capital Gains	Total
Aggressive ETF Portfolio	$2,246,906	$1,557,674	$3,804,580
Balanced ETF Portfolio	2,347,641	539,225	2,886,866
Conservative ETF Portfolio	904,879	267,899	1,172,778
Moderately Aggressive ETF Portfolio	2,750,767	390,578	3,141,345
Moderate ETF Portfolio	3,131,354	2,412,967	5,544,321

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long-Term	Unrealized	Accumulated
	Income	Capital Gains	Appreciation	Earnings
Aggressive ETF Portfolio	$4,227,617	$3,774,916	$58,830,774	$66,833,307
Balanced ETF Portfolio	3,997,167	1,858,439	15,842,774	21,698,380
Conservative ETF Portfolio	1,419,432	695,134	2,228,300	4,342,866
Moderately Aggressive ETF Portfolio	5,664,131	3,429,781	59,953,511	69,047,423
Moderate ETF Portfolio	5,524,511	2,506,961	36,006,266	44,037,738

The difference between book basis and tax basis accumulated net realized gains/ losses and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Aggressive ETF Portfolio currently seeks to achieve its investment objectives by investing its assets in underlying funds. As of June 30, 2026, the percentage of the Aggressive ETF Portfolio’s net assets invested in the Vanguard S&P 500 ETF was 25.0%. (the “Security”). The Aggressive ETF Portfolio may sell its investments in this Security at any time if the Advisor determines that it is in the best interest of the Aggressive ETF Portfolio and its shareholders to do so.

The performance of the Aggressive ETF Portfolio will be directly affected by the performance of this investment. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the respective Security’s Form N-CSR’s available at “www.sec.gov”.

TOPS® ETF Portfolios

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2026

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

TOPS® ETF Portfolios

Additional Information (Unaudited)

June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Information regarding how the Portfolios voted proxies related to portfolio securities for the twelve-month period ended June 30, as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies, is available without charge, upon request by (i) called (855) 538-5278; (ii) visiting the Portfolios’ website at http://topsfunds.com/documents/; or (iii) referring to the Securities and Exchange Commission’s website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/2/2026

By (Signature and Title)

/s/ Jim Colantino
Jim Colantino, Principal Financial Officer/Treasurer

Date	9/2/2026